Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 4,710.95
Total Fee Amount	4,710.95
Total Transaction Valuation	34,112,584.36
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A